November 21, 2025

Victory Pioneer Bond VCT Portfolio

Victory Pioneer Equity Income VCT Portfolio Victory Pioneer Fund VCT Portfolio
Victory Pioneer High Yield VCT Portfolio

Victory Pioneer Mid Cap Value VCT Portfolio

Victory Pioneer Select Mid Cap Growth VCT Portfolio Victory Pioneer Strategic Income VCT Portfolio
(each, a “Fund” and together, the “Funds”)

Supplement to the Prospectus dated March 31, 2025, as in effect and as may be amended from time to time.

Effective as of the close of business on February 6, 2026, the phone number for the above-referenced Funds will change to 800-539 FUND (3863).

34212-01-1125

November 21, 2025

Victory Pioneer Bond VCT Portfolio

Victory Pioneer Equity Income VCT Portfolio Victory Pioneer Fund VCT Portfolio
Victory Pioneer High Yield VCT Portfolio Victory Pioneer Mid Cap Value VCT Portfolio

Victory Pioneer Select Mid Cap Growth VCT Portfolio Victory Pioneer Strategic Income VCT Portfolio
(each, a “Fund” and together, the “Funds”)

Supplement to the Statement of Information (“SAI”) dated March 31, 2025, as in effect and as may be amended from time to time.

Effective November 17, 2025, Patricia McClain resigned as Secretary of Victory Variable Insurance Funds II (the “Trust”), and Christopher J. Kelly, Matthew J. Kutner, Patricia McClain, and Thomas Reyes were appointed by the Board of Trustees (the “Board’) to serve as officers of the Trust as follows:

Officer	Position
Christopher J. Kelley	Secretary and Chief Legal Officer of the Funds
Matthew J. Kutner	Assistant Secretary
Patricia McClain	Assistant Secretary
Thomas Reyes	Assistant Secretary

Accordingly, the SAI is hereby supplemented and revised as follows:

In the Management of the Trust section of the SAI under the heading “Officers of the Trust,” the following rows are hereby added to the table:

Name, Year
of Birth and	Term of		Number of	Other Directorships
Position(s)	Office and		Portfolios in	Held by Trustee
Held With	Length of	Principal Occupation(s) During	Fund Complex	During At Least The
the Trust	Service	At Least The Past Five Years	Overseen	Past Five Years
Christopher	Since 2025.	Associate General Counsel, the	34	None
J. Kelley	Serves at	Adviser (April 2025-present); Mr.
(1964)	the	Kelley was formerly Senior Vice
Secretary	discretion	President and Deputy General
	of the	Counsel of Amundi US (2024-March
	Board	2025); Vice President and Associate
General Counsel of Amundi US
(2008-2024); Secretary and Chief
Legal Officer of the Pioneer Funds
(2010-March 2025);

Matthew J.	Since 2025.	Partner, Sidley Austin LLP (January	34	None
Kutner	Serves at	2025-present); and Mr. Kutner was
(1982)	the	formerly Senior Managing
Assistant	discretion	Associate, Sidley Austin LLP (2020-
Secretary	of the	December 2024)
Board

Patricia	Since 2025.	Director, Regulatory Administration,	139	None
McClain	Serves at	Fund Administration, the Adviser
(1962)***	the	(2019-present). Ms. McClain serves
Assistant	discretion	as Secretary of Victory Portfolios,
Secretary	of the	Victory Portfolios II, Victory
	Board	Portfolios III, Victory Portfolios IV
and Victory Variable Insurance
Funds II
Thomas	Since 2025.	Associate General Counsel, the	34	None
Reyes (1962)	Serves at	Adviser (April 2025-present); Mr.
Assistant	the	Reyes was formerly Associate
Secretary	discretion	General Counsel of Amundi US
	of the	(2023-March 2025); Assistant
	Board	Secretary of the Pioneer Funds
(2010-March 2025); Assistant
General Counsel of Amundi US
(2013-2023)

***Effective November 18, 2025, Ms. McClain resigned as Secretary and accepted the position of Assistant Secretary.

On September 30, 2025, the Board of Trustees of Victory Portfolios IV (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved the appointment of a new custodian, sub- administrator, sub-fund accountant, and transfer agent for the Funds to be effective as of the close of business on or about February 6, 2026 (the “Effective Date”). This Supplement also updates the Supplement dated October 7, 2025, to the Funds’ SAI.

Citibank, N.A. (“Citibank”) will serve as the custodian of each Fund. Citi Fund Services Ohio, Inc. (“Citi Fund Services”) will serve as sub-administrator and sub-fund accountant of each Fund. FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. On the Effective Date, all references in the SAI to The Bank of New York Mellon (“BNY Mellon”) as the Funds’ custodian and sub-administrator, and BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent are deleted and replaced with references to Citibank, Citi Fund Services and FIS, as applicable.

In addition, the following revisions are made to the Funds’ SAI:

The fifth sentence under “Cybersecurity Issues” found under INVESTMENT POLICIES, RISKS AND LIMITATIONS is hereby deleted and replaced with the following:

While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cybersecurity plans and systems put in place by service providers to a Fund such as Citibank, each Fund’s custodian and accounting agent, and FIS, each Fund’s transfer agent.

The disclosure listed under the section titled CUSTODIAN AND SUB-ADMINISTRATOR; TRANSFER AGENT of the SAI is hereby deleted and replaced with the following:

Custodian

General. Citibank, N.A., 388 Greenwich St., New York, New York 10013, (“Citibank” or the “Custodian”) serves as the custodian of the assets of each Fund pursuant to the Global Custodial Services Agreement (the “Custody Agreement”). The Custodian’s responsibilities include, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Custodian may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

Foreign Custody. Rule 17f-5 under the 1940 Act, which governs the custody of investment company assets outside the United States, allows a mutual fund’s board of directors to delegate to a “Foreign Custody Manager” the selection and monitoring of foreign sub-custodian arrangements for the Trust’s assets. Accordingly, the Board delegated these responsibilities to the Custodian pursuant to the Custody Agreement. As Foreign Custody Manager, the Custodian must (a) determine that the assets of the Funds held by a foreign sub-custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market; (b) determine that the Trust’s foreign custody arrangements are governed by written contracts in compliance with Rule 17f-5 (or, in the case of a compulsory depository, by such a contract and/or established practices or procedures); and (c) monitor the appropriateness of these arrangements and any material change in the relevant contract, practices or procedures. In determining appropriateness, the Custodian will not evaluate a particular country’s investment risks, such as (a) the use of compulsory depositories, (b) such country’s financial infrastructure, (c) such country’s prevailing custody and settlement practices, (d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations, or fluctuations, and (g) market conditions that affect the orderly execution of securities transactions or affect the value of securities. The Custodian will provide to the Board quarterly written reports regarding the Trust’s foreign custody arrangements.

Prior to the close of business on February 6, 2026, BNY Mellon was the custodian of each Predecessor Fund’s assets.

Sub-Administrator and Sub-Fund Accountant

Citi Fund Services serves as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub- Administration and Sub-Fund Accounting Services Agreement. Citi Fund Services assists in supervising all operations of the Funds subject to the supervision of the adviser and the Board.

Unless sooner terminated, the Sub-Administration and Sub-Fund Accounting Services Agreement continues in effect as to each Fund until July 31, 2028, and for consecutive one-year terms thereafter, provided the Board approves its continuation. The Sub-Administration and Sub-Fund Accounting Services Agreement provides that Citi Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which Sub-Administration and Sub-Fund Accounting Services Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Sub-Administration and Sub-Fund Accounting Services Agreement.

Under the Sub-Administration and Sub-Fund Accounting Services Agreement, Citi Fund Services, among other things, calculates Trust expenses and makes disbursements; calculates capital gain and distribution information; registers the Funds’ shares with the states; prepares shareholder reports, financial statements, and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Funds’ performance information; files the Trust’s tax returns; supplies individuals to serve as Trust officers; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and trustees’ and officers’/errors and omissions insurance policies for the Trust; assists with liquidity and derivatives risk management services; and assists in the annual audit of the Funds.

Transfer Agent

FIS, 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as transfer agent for the Funds. Under its agreement with the Funds, FIS, among other things, processes sales and redemptions of shares of each Fund.

Prior to the close of business on February 6, 2026, BNY Mellon Investment Servicing (US) Inc. was the transfer agent of each Predecessor Fund.

34213-01-1125